Fair Value Measurements - Fair Value Liabilities Measured on Recurring Basis (Detail) $ in Millions	12 Months Ended
Dec. 31, 2023 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Acquisition Integration Divestiture And Related Expenses
Fair Value Measurements at Reporting Date Using: Significant Unobservable Inputs (Level 3) [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning balance December 31, 2022	$ 17.4
New contingent consideration related to the 2023 acquisitions	138.5
Change in estimates	16.0
Settlements	(30.2)
Ending balance December 31, 2023	$ 141.7